Goodwill and Core Deposit Intangibles - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Expensed in one year or less		$ 346
Expensed after one year through two years		309
Expensed after two years through three years		273
Expensed after three years through four years		236
Expensed after four years through five years		142
Thereafter		243
Total	$ 1,376	$ 1,549	$ 1,107